TANAKA Growth Fund

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the TANAKA Growth Fund (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated March 30, 2009 that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated 04/06/2009

TANAKA Growth Fund

By:

/S/Graham Y. Tanaka

Graham Y. Tanaka, President